Financial Instruments - Summary of Gains and Losses on the Borrowings and Related Derivatives Designated as Fair Value Hedges (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Hedged Items [Line Items]
1 January 2018 £m		£ (1)	£ (1)
Fair value movement gain/(loss) £m	£ (1)	1
31 December 2018 £m	(1)		(1)
Carrying values £m	(2,628)	(2,064)	(1,382)
USD debt [member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
1 January 2018 £m	12	16	2
Fair value movement gain/(loss) £m		(1)	13
Exchange gain/(loss) £m	1	(1)	1
31 December 2018 £m	13	12	16
Carrying values £m	(701)	(147)	(378)
De-designated £m		(2)
USD debt Related interest rate swaps [member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
1 January 2018 £m	(12)	(16)	(2)
Fair value movement gain/(loss) £m	(1)	1	(13)
Exchange gain/(loss) £m	(1)	1	(1)
31 December 2018 £m	(14)	(12)	(16)
Carrying values £m	(14)	(12)	(16)
De-designated £m		2
total of USD debt and Interest rate swaps [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
Fair value movement gain/(loss) £m	(1)
31 December 2018 £m	(1)
Carrying values £m	(715)	(159)	(403)
GBP Debt [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
1 January 2018 £m			(14)
De-designated £m			14
EUR debt [member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
1 January 2018 £m	(17)	(33)	(9)
Fair value movement gain/(loss) £m	(21)	17	(21)
Exchange gain/(loss) £m	(1)	(1)	(3)
31 December 2018 £m	(39)	(17)	(33)
Carrying values £m	(1,952)	(1,922)	(1,011)
GBP Debt Related Interest Rate Swaps [member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
1 January 2018 £m			14
De-designated £m			(14)
EUR Debt related interest rate swaps [member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
1 January 2018 £m	17	32	8
Fair value movement gain/(loss) £m	21	(16)	21
Exchange gain/(loss) £m	1	1	3
31 December 2018 £m	39	17	32
Carrying values £m	39	17	32
Total of Eur debt and interest rate swaps [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
1 January 2018 £m		(1)	(1)
Fair value movement gain/(loss) £m		1
31 December 2018 £m			(1)
Carrying values £m	(1,913)	(1,905)	(979)
Net Relating to USD, GBP, EUR And CHF Debt [Member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
1 January 2018 £m	(5)	(17)	(21)
Fair value movement gain/(loss) £m	(21)	16	(8)
Exchange gain/(loss) £m		(2)	(2)
31 December 2018 £m	(26)	(5)	(17)
Carrying values £m	(2,653)	(2,069)	(1,398)
De-designated £m		(2)	14
Total related interest rate swaps [member]
Disclosure Of Detailed Information About Hedged Items [Line Items]
1 January 2018 £m	5	16	20
Fair value movement gain/(loss) £m	20	(15)	8
Exchange gain/(loss) £m		2	2
31 December 2018 £m	25	5	16
Carrying values £m	£ 25	5	16
De-designated £m		£ 2	£ (14)